Income Taxes (Net Operating Loss Carryforwards Expire Date) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Operating Loss Carryforwards [Line Items]
2018	¥ 927
2019	31,796
2020	18,548
2021	84,046
2022	19,102
Thereafter	193,216
Indefinite period	32,512
Total	¥ 380,147